Stock-Based Compensation - Narrative (Details) (USD $)	12 Months Ended						0 Months Ended		3 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended					1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Restricted Stock Units (RSUs)	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Jun. 10, 2013 PRSU awards	May 28, 2013 PRSU awards	Jun. 30, 2013 PRSU awards	Dec. 31, 2013 PRSU awards	Dec. 31, 2013 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2012 Maximum Stock options	Jan. 31, 2004 Chief Executive Officer	Dec. 31, 2013 Long-Term Incentive Program (LTIP) Performance Shares	Dec. 31, 2012 Long-Term Incentive Program (LTIP) Performance Shares	Dec. 31, 2011 Long-Term Incentive Program (LTIP) Performance Shares	Dec. 31, 2013 Long-Term Incentive Program (LTIP) 2013-2015 Performance Shares	Dec. 31, 2013 Long-Term Incentive Program (LTIP) 2012-2014 Performance Shares	Mar. 31, 2012 Long-Term Incentive Program (LTIP) 2009-2011 Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of shares authorized to issue	10,500,000.0																		300,000	200,000
Shares available for future grants	1,500,000
Stock compensation expense	$ 9,000,000	$ 8,000,000	$ 10,000,000	$ 6,000,000	$ 8,000,000	$ 8,000,000					$ 2,000,000	$ 1,000,000	$ 0			$ 2,000,000	$ (1,000,000)	$ 2,000,000
Award vesting period				4 years								4 years
Fair value or units granted (in usd per share)				$ 7.47	$ 9.38	$ 10.23	$ 9.44	$ 9.06		$ 9.13
Total unrecognized pre-tax compensation cost				6,000,000
Weighted-average period for cost to be recognized				2 years							1 year
LTIP awards requisite service period																	3 years
Units granted				198,000						266,000											100,000
LTIP cash awards																					1,000,000
Options forfeited or expired											387,000				325,000
Stock options outstanding (in shares)											1,440,000	1,827,000
Exercisable period														10 years
Total unrecognized pre-tax compensation cost, options											1,000,000
Weighted average remaining contractual life (options)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 2.68
Weighted average risk-free interest rates									2.20%			3.40%
Dividend yield									0.00%			0.00%
Volatility factor									49.00%			50.00%
Weighted average expected life												3 years
Aggregate intrinsic value of stock options outstanding and exercisable	$ 3,000,000